UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02201

                                 RIVUS BOND FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 113 King Street
                                ARMONK, NY 10504
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Clifford D. Corso
                                 113 King Street
                                ARMONK, NY 10504
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 914-273-4545

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2009

                                                                             MOODY'S/
                                                                            STANDARD &         PRINCIPAL
                                                                         POOR'S RATING(A)   AMOUNT (000'S)      VALUE
                                                                         ----------------   --------------   -----------
CORPORATE DEBT SECURITIES (86.66%)
AUTOMOTIVE (2.90%)
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30                                    Ca/CCC-       $        1,000   $   590,000
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32                             Ca/CCC-                  500       285,000
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 7.00%, 10/01/13                 Caa1/CCC+               1,000       804,032
General Motors Acceptance Corp. LLC, Sr. Unsec. Notes, 7.25%,
   03/02/11, 144A                                                              Ca/CCC                  633       579,195
Goodyear Tire & Rubber Co., Sr. Unsec. Notes, 10.50%, 05/15/16                  B1/B+                  250       252,500
                                                                                                             -----------
                                                                                                               2,510,727
                                                                                                             -----------
CHEMICALS (1.37%)
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19                          Baa3/BBB-                 500       500,890
Nova Chemicals Co., Sr. Unsec. Notes, 6.50%, 01/15/12                          B3/B-                   500       470,000
Westlake Chemicals, Gtd., 6.625%, 01/15/16                                    Ba3/BB                   250       218,750
                                                                                                             -----------
                                                                                                               1,189,640
                                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES (16.29%)
Bank of America Corp., Sub. Notes, 5.42%, 03/15/17                             A3/A-                 1,000       830,442
BNP Paribas, Sub. Notes, 5.186%, 06/29/35, 144A(b)                             Aa3/A                 1,000       650,943
Citigroup Capital XXI, Co. Gty., 8.30%, 12/21/57(b)                           Baa3/CC                1,000       779,825
Cobank, ACB, Sub. Notes, 7.875%, 04/16/18, 144A                                NA/A                    500       478,911
Export-Import Bank of Korea, Sr. Notes, 8.125%, 01/21/14                        A2/A                   500       547,315
General Electric Capital Corp., Sr. Unsec. Notes, 6.125%, 02/22/11            Aa2/AA+                1,000     1,048,114
HSBC America Capital Trust II, Co. Gty., 8.38%, 05/15/27, 144A                 NA/A-                 2,500     2,264,710
HSBC Finance Corp., Sr. Unsec. Notes, 6.75%, 05/15/11                           A3/A                 1,000     1,028,192
ICICI Bank Ltd., Unsub. Notes, 5.75%, 01/12/12, 144A                         Baa2/BBB-               1,000       978,292
JP Morgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17                          Aa2/A+                 1,000       973,338
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12                        Aaa/AA+                  500       517,647
Merrill Lynch & Co. Inc., Notes, 6.875%, 04/25/18                               A2/A                 1,000       925,556
Merrill Lynch & Co. Inc., Sub. Notes, 7.75%, 05/14/38                          A3/A-                   500       464,453
Sanwa Bank Ltd., Sr. Sub. Notes, 7.40%, 06/15/11                               Aa3/A                   500       514,471
UBS PFD Funding Trust I, Co. Gty., 8.622%, 12/31/49(b)                        A1/BBB-                1,000       712,105
UBS PFD Funding Trust V, Co. Gty., 6.243%, 05/29/49(b)                        A1/BBB-                  500       295,000
Wachovia Capital Trust III, Bank Gtd., 5.80%, 03/29/49(b)                      Ba3/A-                1,000       600,000
Wells Fargo Capital XV, 9.75%, 09/26/44(b)                                     Ba3/A-                  500       483,750
                                                                                                             -----------
                                                                                                              14,093,064
                                                                                                             -----------
ENERGY (9.99%)
Anadarko Petroleum Corp., Sr. Unsec. Notes, 5.95%, 09/15/16                  Baa3/BBB-                 700       690,637
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26                                A3/A-                   500       587,037
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19, 144A                     Baa1/BBB+                 500       576,488
NiSource Finance Corp., Co. Gty., 10.75%, 03/15/16                           Baa3/BBB-                 250       277,299
ONEOK Partners LP, Sr. Notes, 8.625%, 03/01/19                               Baa2/BBB                  375       419,395
Petrobras International Finance Co., Sr. Unsub. Notes,
   6.125%, 10/06/16                                                          Baa1/BBB-                 500       512,500
Petroleos Mexicanos, Notes, 8.00%, 05/03/19, 144A                            Baa1/BBB+                 250       271,250
Pride International, Inc., Sr. Unsec. Notes, 8.50%, 06/15/19                  Ba1/BBB-                 500       493,750
Transocean, Inc., Sr. Unsec. Notes, 7.50%, 04/15/31                          Baa2/BBB+                 500       554,001
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39                      Baa2/BBB                  500       613,368
Weatherford International, Inc., Co. Gty., 6.80%, 06/15/37                   Baa1/BBB+                 600       563,733
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24                          A2/A                 2,539     3,081,127
                                                                                                             -----------
                                                                                                               8,640,585
                                                                                                             -----------
FOOD AND BEVERAGE (0.15%)
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19                          Baa2/BBB-                 125       130,706
                                                                                                             -----------
GAMING, LODGING & LEISURE (1.57%)
Starwood Hotels & Resorts Worldwide, Inc., Gtd., 7.875%, 05/01/12              Ba1/BB                1,000       920,000


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                             MOODY'S/
                                                                            STANDARD &         PRINCIPAL
                                                                         POOR'S RATING(A)   AMOUNT (000'S)      VALUE
                                                                         ----------------   --------------   -----------
GAMING, LODGING & LEISURE (Continued)
Wynn Las Vegas LLC, 6.625%, 12/01/14                                          Ba2/BBB-      $          500   $   440,000
                                                                                                             -----------
                                                                                                               1,360,000
                                                                                                             -----------
HEALTHCARE (1.74%)
Amgen, Inc., Sr. Notes, 6.15%, 06/01/18                                        A3/A+                   500       543,502
Fresenius US Finance II, Inc., Co. Gty, 9.00%, 07/15/15, 144A                  Ba1/BB                  250       260,625
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 05/15/16            B3/B-                  150       145,125
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18             Aa2/AAA                  500       554,895
                                                                                                             -----------
                                                                                                               1,504,147
                                                                                                             -----------
HOME BUILDERS (0.54%)
Centex Corp., Sr. Unsec. Notes, 5.45%, 08/15/12                               Ba3/BB-                  500       471,250
                                                                                                             -----------
INDUSTRIAL (1.10%)
Belden, Inc., Sr. Sub. Notes, 7.00%, 03/15/17                                  Ba2/B+                  250       221,250
L-3 Communications Corp., Co. Gty., 6.125%, 07/15/13                          Ba3/BB+                  250       235,625
Sealed Air Corp., Sr. Notes, 7.875%, 06/15/17, 144A                           Baa3/BB+                 500       495,540
                                                                                                             -----------
                                                                                                                 952,415
                                                                                                             -----------
INSURANCE (6.97%)
AIG SunAmerica Global Finance VI, Sr. Sec. Notes, 6.30%,
   05/10/11, 144A                                                              A1/A+                 1,000       939,455
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23                       A3/A-                   750       229,365
American International Group, Inc., Debs., 8.175%, 05/15/38, 144A(b)          Ba2/BBB                1,000       285,296
Hartford Financial Services Group, Inc., Sr. Unsec. Notes,
   6.00%, 01/15/19                                                           Baa3/BBB                  500       383,091
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/58, 144A(b)               Baa3/BB                1,000       720,000
Massachusetts Mutual Life Insurance Co., Notes, 8.875%,
   06/01/39, 144A                                                             Aa3/AA                   500       530,946
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/39                              Baa1/BBB                  500       499,905
MetLife, Inc., Sr. Unsec. Notes, 6.817%, 08/15/18                              A2/A-                   500       503,554
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11(c)                          WR/NR                  1,500     1,470,600
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12                                 Baa2/BBB+                 500       465,683
                                                                                                             -----------
                                                                                                               6,027,895
                                                                                                             -----------
MEDIA (11.15%)
Comcast Corp., Gtd., 7.05%, 03/15/33                                         Baa1/BBB+               2,000     2,128,512
Dex Media West, LLC, Sr. Unsec. Notes, 8.50%, 08/15/10(d)                      WR/D                    500       360,000
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22                          WR/BBB+                 2,000     1,886,662
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 10.00%,
   07/15/17, 144A                                                             Ba3/B+                   500       503,750
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95                       Baa1/BBB+               1,400     1,227,421
Quebecor World Capital Corp., Gtd., 6.125%, 11/15/13(d)                       WR/NR                  1,000        85,000
Time Warner, Inc., Sr. Unsec. Notes, 9.15%, 02/01/23                         Baa2/BBB                3,000     3,252,798
Viacom, Inc., Co. Gty., 7.875%, 07/30/30                                     Baa3/BBB-                 250       199,097
                                                                                                             -----------
                                                                                                               9,643,240
                                                                                                             -----------
MINING (3.06%)
Anglo American Capital, Co. Gty., 9.375%, 04/08/19, 144A                     Baa1/BBB                  500       540,000
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18                   Baa1/A-                 500       546,475
Freeport-McMoran C&G, Sr. Unsec. Notes, 8.375%, 04/01/17                      Ba2/BBB-                 500       503,750
Teck Cominco Ltd., Sr. Unsec. Notes, 6.125%, 10/01/35                         Ba2/BB+                  750       550,281
Vale Overseas Ltd., Co. Gty., 6.25%, 01/23/17                                Baa2/BBB+                 500       504,132
                                                                                                             -----------
                                                                                                               2,644,638
                                                                                                             -----------
PAPER (1.70%)
Abitibi-Consolidated, Inc., Sr. Unsec. Notes, 8.85%, 08/01/30(d)               WR/D                    500        40,000
Smurfit Capital Funding PLC, Co. Gty., 7.50%, 11/20/25                        Ba2/BB                 2,000     1,430,000
                                                                                                             -----------
                                                                                                               1,470,000
                                                                                                             -----------
REAL ESTATE INVESTMENT TRUST (REIT) (5.13%)
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18                            Baa2/BBB                  500       391,224
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13           Baa1/BBB+                 750       687,826

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                             MOODY'S/
                                                                            STANDARD &         PRINCIPAL
                                                                         POOR'S RATING(A)   AMOUNT (000'S)      VALUE
                                                                         ----------------   --------------   -----------
REAL ESTATE INVESTMENT TRUST (REIT) (CONTINUED)
First Industrial LP, Sr. Unsec. Notes, 7.50%, 12/01/17                        Ba3/BB        $          200   $   116,158
Host Marriott LP, Sr. Sec. Notes, 7.00%, 08/15/12                             Ba1/BB+                  500       482,500
iStar Financial, Inc., Sr. Unsec. Notes, 8.625%, 06/01/13                    Caa1/BB-                  500       260,000
Liberty Property LP, Sr. Notes, 7.50%, 01/15/18                              Baa2/BBB                1,000       897,826
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15        Baa2/BBB-                 500       446,425
Prologis, Sr. Unsec. Notes, 5.50%, 04/01/12                                  Baa2/BBB-                 500       460,299
Simon Property Group LP, Sr. Unsec. Notes, 6.125%, 05/30/18                    A3/A-                   250       232,541
WEA Finance, LLC, Sr. Notes, 7.125%, 04/15/18, 144A                            A2/A-                   500       464,065
                                                                                                             -----------
                                                                                                               4,438,864
                                                                                                             -----------
RETAIL & RESTAURANT (2.17%)
Autonation, Inc., Co. Gty., 7.00%, 04/15/14                                   Ba2/BB+                  250       240,625
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16                 Baa3/BBB                  500       494,003
Levi Strauss & Co., Sr. Unsec. Notes, 8.875%, 04/01/16                         B2/B+                   500       483,750
Limited Brands, Inc., Sr. Notes, 8.50%, 06/15/19, 144A                        Ba2/BB                   150       143,713
Yum! Brands, Inc., Sr. Unsec. Notes, 6.25%, 03/15/18                         Baa3/BBB-                 500       514,451
                                                                                                             -----------
                                                                                                               1,876,542
                                                                                                             -----------
TELECOMMUNICATIONS (9.95%)
Anixter, Inc., Co. Gty., 10.00%, 03/15/14                                     Ba2/BB+                  250       248,750
Deutsche Telekom International Finance BV, Gtd., 8.75%, 06/15/30             Baa1/BBB+               2,000     2,341,458
France Telecom SA, Sr. Unsec. Notes, 7.75%, 03/01/11(e)                         A3/A-                  750       811,149
GTE Corp., Co. Gty., 6.94%, 04/15/28                                           Baa1/A                1,500     1,504,005
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26                                Ba1/BBB-               1,000       755,000
Sprint Capital Corp., Co. Gty., 6.90%, 05/01/19                                Ba2/BB                  750       620,625
Valor Telecommunications Enterprises Finance Corp., Co. Gty., 7.75%,
   02/15/15                                                                   Baa3/BBB                 500       490,000
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30                 A3/A                 1,646     1,838,223
                                                                                                             -----------
                                                                                                               8,609,210
                                                                                                             -----------
TRANSPORTATION (3.87%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b)                          Baa3/BBB-                 250       197,813
Erac USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A                       Baa2/BBB                1,000       795,287
Federal Express Corp., Sr. Unsec. Notes, 9.65%, 06/15/12                     Baa2/BBB                1,750     1,965,082
Stena AB, Sr. Unsec. Notes, 7.00%, 12/01/16                                   Ba2/BB+                  500       395,000
                                                                                                             -----------
                                                                                                               3,353,182
                                                                                                             -----------
UTILITIES (7.01%)
Avista Corp., 5.95%, 06/01/18                                                Baa2/BBB+                 500       506,130
Dominion Resources, Inc., Sr. Unsub., Series 07-A, 6.00%, 11/30/17            Baa2/A-                  500       519,296
FPL Group Capital, Inc., Co. Gty., Series D, 7.30%, 09/01/67(b)               A3/BBB+                  500       425,000
Hydro-Quebec, Gtd., 8.25%, 04/15/26                                            Aa2/A+                1,550     1,941,453
MidAmerican Funding LLC, Sr. Sec. Bonds, 6.927%, 03/01/29                     A3/BBB+                  500       560,042
NSTAR, Unsec. Notes, 8.00%, 02/15/10                                            A2/A                   500       517,656
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16                             A3/BBB                   500       509,256
Old Dominion Electric Coop., Sec. Bonds, 6.25%, 06/01/11                        A3/A                   500       531,242
Toledo Edison Co., 7.25%, 05/01/20                                           Baa2/BBB+                 500       556,708
                                                                                                             -----------
                                                                                                               6,066,783
                                                                                                             -----------
TOTAL CORPORATE DEBT SECURITIES (Cost of $80,323,646)                                                         74,982,888
                                                                                                             -----------
RESIDENTIAL MORTGAGE-BACKED SECURITIES (7.79%)
FHLMC Pool # A15675, 6.00%, 11/01/33                                          Aaa/AAA                  849       892,738
FHLMC Pool # B11892, 4.50%, 01/01/19                                          Aaa/AAA                1,088     1,128,642
FNMA Pool # 754791, 6.50%, 12/01/33                                           Aaa/AAA                1,018     1,092,314
FNMA Pool # 763852, 5.50%, 02/01/34                                           Aaa/AAA                1,779     1,844,476
FNMA Pool # 889554, 6.00%, 04/01/38                                           Aaa/AAA                1,639     1,714,291
GNSF Pool # 417239, 7.00%, 02/15/26                                           Aaa/AAA                   42        45,426


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                                                             MOODY'S/
                                                                            STANDARD &         PRINCIPAL
                                                                         POOR'S RATING(A)   AMOUNT (000'S)      VALUE
                                                                         ----------------   --------------   -----------
RESIDENTIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
GNSF Pool # 780374, 7.50%, 12/15/23                                           Aaa/AAA       $           21   $    22,826
                                                                                                             -----------
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $6,411,843)                                              6,740,713
                                                                                                             -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES (3.00%)
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 05/12/45         Aaa/AAA                1,000       803,617
Meristar Commercial Mortgage Trust, Series 1999-C1, Class C, 8.29%,
   03/03/16, 144A                                                             Aaa/AAA                  500       506,052
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49        NA/AAA                   750       571,487
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3,
   5.679%, 10/15/48                                                           Aaa/AAA                  500       397,746
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class
1A19, 6.00%, 07/25/37                                                          B2/NA                   390       313,188
                                                                                                             -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $2,407,277)                                               2,592,090
                                                                                                             -----------
ASSET BACKED SECURITIES (1.30%)
CPS Auto Trust, Series 2007-C, Class A3, 5.43%, 05/15/12, 144A                Aa3/AAA                  576       572,981
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%,
03/25/38                                                                      Aa3/AAA                  470       416,258
Sierra Receivables Funding Co., Series 2009-1A, Class A1, 9.79%,
12/22/25, 144A                                                                NA/AAA                   139       138,444
                                                                                                             -----------
TOTAL ASSET BACKED SECURITIES (Cost of $1,185,214)                                                             1,127,683
                                                                                                             -----------

                                                                                                SHARES
                                                                                            --------------
PREFERRED STOCK (0.07%)
Preferred Blocker, Inc                                                          NA/C                   134        57,628
                                                                                                             -----------
TOTAL PREFERRED STOCK (Cost of $42,177)                                                                           57,628
                                                                                                             -----------
TOTAL INVESTMENTS (98.82%)
   (Cost $90,370,157) *                                                                                       85,501,002
                                                                                                             -----------
OTHER ASSETS AND LIABILITIES (1.18%)                                                                           1,018,638
NET ASSETS (100.00%)                                                                                         -----------
                                                                                                             $86,519,640
                                                                                                             ===========

(a) Ratings for debt securities are unaudited. All ratings are as of June 30, 2009 and may have changed subsequently.

(b)  Variable rate security. Rate disclosed is as of June 30, 2009.

(c)  Security was valued using fair value procedures as of June 30, 2009.

(d)  Security is in default.

(e)  Multi-Step Coupon. Rate disclosed is as of June 30, 2009.

(f)  Date shown is next call date.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2009, these securities amounted to 14.74% of net assets.

*    Aggregate cost for Federal income tax purposes $90,370,157.

Gross unrealized appreciation   $ 3,666,396
Gross unrealized depreciation    (8,535,551)
                                -----------
Net unrealized depreciation     $(4,869,155)
                                ===========

Legend

Co. Gty. - Company Guaranty
Debs.    - Debentures
FHLMC    - Federal Home Loan Mortgage Corp.
FNMA     - Federal National Mortgage Association
GNSF     - Government National Mortgage Association (Single Family)
Gtd.     - Guaranteed

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

NA       - Not Available
NR       - Not Rated
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
Unsub.   - Unsubordinated
WR       - Withdrawn Rating

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS SCHEDULE OF INVESTMENTS.

                                 RIVUS BOND FUND
                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS
                                  JUNE 30, 2009

                                   (UNAUDITED)

A. SECURITY VALUATION:

Security Valuation - In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Trustees. At June 30, 2009, Penn Central Corp. was valued using fair value procedures and represents 1.70% of net assets.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Fund as of April 1, 2008, the beginning of the Fund's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs and valuation techniques used to measure fair value and changes in those techniques and related inputs during the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three-roll forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Fund's net assets as of June 30, 2009 is as follows:


                                                                    LEVEL 2        LEVEL 3
                                         TOTAL MARKET   LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                           VALUE AT     QUOTED     OBSERVABLE   UNOBSERVABLE
                                           06/30/09      PRICE       INPUTS        INPUTS
                                         ------------   -------   -----------   ------------
CORPORATE DEBT SECURITIES                $74,982,888    $    --   $73,512,288    $1,470,600
RESIDENTIAL MORTGAGE-BACKED SECURITIES     6,740,713         --     6,740,713            --
COMMERCIAL MORTGAGE-BACKED SECURITIES      2,592,090         --     2,592,090            --
ASSET BACKED SECURITIES                    1,127,683         --     1,127,683            --
PREFERRED STOCK                               57,628     57,628            --            --
                                         -----------    -------   -----------    ----------
TOTAL INVESTMENTS                        $85,501,002    $57,628   $83,972,774    $1,470,600
                                         ===========    =======   ===========    ==========

                                 RIVUS BOND FUND
                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2009 (CONTINUED)

                                   (UNAUDITED)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                    CORPORATE DEBT
                                      SECURITIES
                                    (MARKET VALUE)
                                    --------------
BALANCE AS OF MARCH 31, 2009          $1,288,500
Accrued discounts/premiums                (3,051)
Realized gain (loss)                          --
Change in unrealized appreciation
   (depreciation)                        185,151
Net purchases (sales)                         --
Transfer in and/or out of Level 3             --
                                      ----------
BALANCE AS OF JUNE 30, 2009           $1,470,600
                                      ==========

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchanged Commission.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RIVUS BOND FUND

By (Signature and Title)*  /S/ CLIFFORD D. CORSO
                         -------------------------------------------------------
                           Clifford D. Corso, President
                           (principal executive officer)

Date      8/19/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ CLIFFORD D. CORSO
                         -------------------------------------------------------
                           Clifford D. Corso, President
                           (principal executive officer)

Date      8/19/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARC D. MORRIS
                         -------------------------------------------------------
                          Marc D. Morris, Treasurer
                          (principal financial officer)

Date      8/19/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.